Document and Entity Information	May 31, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	RENAISSANCERE HOLDINGS LTD
Entity Address, Country	BM
Amendment Flag	false
Entity Central Index Key	0000913144
Document Type	8-K
Document Period End Date	May 31, 2023
Entity Incorporation State Country Code	D0
Entity File Number	001-14428
Entity Tax Identification Number	98-0141974
Entity Address, Address Line One	Renaissance House
Entity Address, Address Line Two	12 Crow Lane
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 19
City Area Code	(441)
Local Phone Number	295-4513
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, Par Value $1.00 per share
Trading Symbol	RNR
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Series F 5.750 Preference Share Par Value 1.00 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a Series F 5.750% Preference Share, Par Value $1.00 per share
Trading Symbol	RNR PRF
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Series G 4.20 Preference Share Par Value 1.00 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a Series G 4.20% Preference Share, Par Value $1.00 per share
Trading Symbol	RNR PRG
Security Exchange Name	NYSE